Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net of allowances (in Dollars)	$ 38,881	$ 0
Accumulated depreciation (in Dollars)	486,185	294,045
Tradenames (net accumulated amortization) (in Dollars)	125,781	0
Convertible debentures, net of discount (in Dollars)	$ 216,340	$ 0
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	35,467,238	0
Common stock, shares outstanding	35,465,167	0
Spectrum Global Solutions, Inc.
Net of allowances (in Dollars)		$ 38,881	$ 440,486
Accumulated depreciation (in Dollars)		283,489	280,217
Tradenames (net accumulated amortization) (in Dollars)		55,046	35,618
Convertible debentures, net of discount (in Dollars)		$ 301,957	$ 352,055
Common stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Common stock, shares authorized		750,000,000	750,000,000
Common stock, shares issued		13,188,951	195,715
Common stock, shares outstanding		13,186,880	193,644
Customer lists (net of accumulated amortization) (in Dollars)		$ 89,386	$ 57,838
Loans payable, net of debt discount (in Dollars)		38,874	280,174
Convertible debentures, net of current portion (in Dollars)		$ 0	$ 98,176
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	8,000,000	8,000,000
Preferred stock, shares issued	300,000	0
Preferred stock, shares outstanding	300,000	0
Series A Preferred Stock | Spectrum Global Solutions, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		8,000,000	8,000,000
Preferred stock, shares issued		899,427	899,427
Preferred stock, shares outstanding		606,835	829,427
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 3,500	$ 3,500
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	1,000	0
Preferred stock, shares outstanding	1,000	0
Series B Preferred Stock | Spectrum Global Solutions, Inc.
Preferred stock, par value (in Dollars per share)		$ 3,500	$ 3,500
Preferred stock, shares authorized		1,000	1,000
Preferred stock, shares issued		1,000	1,000
Preferred stock, shares outstanding		1,000	1,000
Series D Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 10,000	$ 10,000
Preferred stock, shares authorized	1,590	1,590
Preferred stock, shares issued	690	690
Preferred stock, shares outstanding	690	690